Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans - USD ($)		Jun. 30, 2023	Jun. 30, 2022
Banco Macro - Pre-Financing of Exports [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 147,874
Outstanding loans balance		$ 173,236
Banco Macro - Pre-Financing of Exports [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	67.00%
Date of maturity		07/17/2023
Banco Macro - Pre-Financing of Exports [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	88.00%
Date of maturity		12/27/2023
Banco Nación - Pre-Financing of Exports [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		USD
Nominal value (equivalent in USD)		$ 28,500
Date of maturity		10/6/2023
Outstanding loans balance		$ 28,635
Banco Nación - Pre-Financing of Exports [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		2.00%
Banco Nación - Pre-Financing of Exports [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		2.00%
Banco Córdoba - Pre-Financing of Exports [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 142,567
Outstanding loans balance		$ 156,057
Banco Córdoba - Pre-Financing of Exports [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	55.00%
Date of maturity		01/11/2023
Banco Córdoba - Pre-Financing of Exports [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	88.00%
Date of maturity		06/26/2023
Banco Galicia - Bank Overdrafts [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 18,849
Date of maturity		06/30/2023
Outstanding loans balance		$ 18,849
Banco Galicia - Bank Overdrafts [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	144.00%
Banco Galicia - Bank Overdrafts [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	144.00%
HSBC Bank - Bank Overdrafts [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 4,625
Date of maturity		06/30/2023
Outstanding loans balance		$ 4,625
HSBC Bank - Bank Overdrafts [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	108.00%
HSBC Bank - Bank Overdrafts [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	108.00%
Banco Santander - Bank Overdrafts [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 41,325
Date of maturity		06/30/2023
Outstanding loans balance		$ 44,446
Banco Santander - Bank Overdrafts [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	161.00%
Banco Santander - Bank Overdrafts [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	161.00%
Banco Galicia - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 99,643
Outstanding loans balance		$ 33,728
Banco Galicia - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	35.00%
Date of maturity		08/21/2023
Banco Galicia - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	85.00%
Date of maturity		01/25/2024
HSBC Bank - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 19,508
Date of maturity		07/27/2023
Outstanding loans balance		$ 14,940
HSBC Bank - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	64.00%
HSBC Bank - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	64.00%
Banco Santander - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 119,001
Outstanding loans balance		$ 118,185
Banco Santander - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	50.00%
Date of maturity		09/03/2026
Banco Santander - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	57.00%
Date of maturity		03/04/2027
Banco Macro - Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 11,705
Date of maturity		7/12/2023
Outstanding loans balance		$ 1,257
Banco Macro - Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	54.00%
Banco Macro - Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	54.00%
Promissory Notes [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		USD
Nominal value (equivalent in USD)		$ 2,000,000
Outstanding loans balance		$ 2,000,000
Promissory Notes [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		0.00%
Date of maturity		05/22/2024
Promissory Notes [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate		0.00%
Date of maturity		06/25/2024
Asociación Mutual AMA – Loans [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Currency of denomination		ARS
Nominal value (equivalent in USD)		$ 42,316
Outstanding loans balance		$ 51,331
Asociación Mutual AMA – Loans [Member] | Bottom of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	53.00%
Date of maturity		07/10/2023
Asociación Mutual AMA – Loans [Member] | Top of Range [Member]
Financial Debt (Details) - Schedule of Terms and Conditions of Outstanding Loans [Line Items]
Nominal interest rate	[1]	53.00%
Date of maturity		04/10/2024

[1]	Interest rates of our outstanding loans in ARS, correspond to market rates in the country of incorporation of our newly acquired subsidiary, which deems to be a hyperinflationary economy.